Note 9 - Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Schedule of Delinquent Participant Contribution [Text Block]
Note 9 -	Delinquent Participant Contributions

For the year ended December 31, 2024, lost earnings of $2,222 related to 2023 late participant contributions fully funded in 2023 were remitted to the Plan in February 2024. Form 5330 was filed for 2024.